Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 5 — RELATED PARTY TRANSACTIONS
Founder Shares
In August and September of 2020, the Company issued an aggregate of 7,187,500 shares of Class B common stock (the “Founder Shares”) to the Sponsor and HB Strategies (together, the “Initial Stockholders”) for an aggregate price of $25,000. In December 2020, the Sponsor and HB Strategies returned to the Company, at no cost, 862,500 and 2,443,750 Founder Shares, respectively, and the Company issued an aggregate of 431,250 Founder Shares to its independent director nominees, resulting in an aggregate of 4,312,500 Founder Shares issued and outstanding. On January 13, 2021, the Company effected a stock dividend of 1.2 shares for each share of common stock outstanding, resulting in the Initial Stockholders holding an aggregate of 5,175,000 Founder Shares. The Founder Shares included an aggregate of up to 675,000 shares subject to forfeiture to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the number of Founder Shares will equal, on an as-converted
basis, approximately 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. As a result of the underwriters’ election to fully exercise their over-allotment option, no Founder Shares are currently subject to forfeiture.
The Initial Stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) six months after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 60 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Promissory Note — Related Party
On September 4, 2020, HB Strategies issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. The Promissory Note is non-interest
bearing and payable on the earlier of (i) March 31, 2021 or (ii) the consummation of the Initial Public Offering. As of December 31, 2020, there was $300,000 in borrowings outstanding under the Promissory Note, which was repaid at the closing of the Initial Public Offering on January 19, 2021. Borrowings under the Promissory Note are no longer available.
On August 9, 2021, the Sponsor agreed to loan the Company an aggregate of up to $500,000 pursuant to a promissory note (the “Note”). The Note is non-interest
bearing and payable upon consummation of the Company’s initial Business Combination. At December 31, 2021, there was $500,000 of borrowings under the Note.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor, members of the Company’s management team or any of their respective affiliates or other third parties may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”), which will be repaid only upon the consummation of a Business Combination. If the Company does not consummate a Business Combination, the Company may use a portion of any funds held outside the Trust Account to repay the Working Capital Loans; however, no proceeds from the Trust Account may be used for such repayment. If such funds are insufficient to repay the Working Capital Loans, the unpaid amounts would be forgiven. Up to $1,500,000 of the Working Capital Loans may be converted into units at a price of $10.00 per unit at the option of the holder. The units would be identical to the Placement Units. The warrants would be identical to the Private Placement Warrants. As of December 31, 2021 and 2020, there were no Working Capital Loans outstanding.
Sponsor and Director Compensation
At the closing of the Initial Public Offering, the Company issued 600,000 private placement-equivalent warrants to the Sponsor and 50,000 private placement-equivalent warrants to each of Gov. Patrick, Messrs. Brewster and Seavers, the Company’s independent director. Such warrants were issued for nominal amount and are identical to the Private Placement Warrants, including as to exercise price, exercisability and exercise period. The Company recorded the fair value of these warrants of approximately $0.9 million on the date of issuance which is included in loss on initial issuance of Private Placement Warrants in the statements of operations for the year ended December 31, 2021.
Underwriter
The underwriter is an affiliate of the Sponsor (see note 6).